Financial Risks - Schedule of Sensitivity Analysis of Net Income and Shareholders' Equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Increase by 15% of USD currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	€ (230)	€ 205
Estimated approximate effects on shareholders' equity	1,342	3,249
Increase by 15% of GBP currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	188	152
Estimated approximate effects on shareholders' equity	2,125	1,900
Increase by 15% of non Euro currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	(220)	244
Estimated approximate effects on shareholders' equity	1,590	3,541
Decrease by 15% of USD currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	169	(153)
Estimated approximate effects on shareholders' equity	(1,024)	(2,441)
Decrease by 15% of GBP currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	141	107
Estimated approximate effects on shareholders' equity	1,497	1,315
Decrease by 15% of non Euro currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	163	(179)
Estimated approximate effects on shareholders' equity	€ (1,175)	€ (2,616)